Shareholder Report, Holdings (Details) - C000126627	Jun. 30, 2026
922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.90%
921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.40%
922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
78464A474 | State Street SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.10%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
78464A847 | State Street SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
78464A508 | State Street SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
78468R853 | State Street SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
92206C706 | Vanguard Intermediate-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Equities46434V290
Holdings [Line Items]
Percent of Total Investments	87.50%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	12.50%
Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%